Accounts receivable, net - Allowance of credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net
Balance at the beginning of the year	¥ 145,788	¥ 107,032
Additions	32,571	44,508
Write-off	(18,915)	(6,306)
Recovery of write-off	479	554
Balance at the end of the year	¥ 159,923	¥ 145,788